Submission	Oct. 14, 2026
Submission [Line Items]
Central Index Key	0001114446
Registrant Name	UBS AG
Registration File Number	333-283672
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A